Warrants - Schedule of Warrants Outstanding (Details) - shares	Sep. 30, 2023	Aug. 10, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	14,266,605	14,266,605	2,871,084
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	8,333,272	8,333,272
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,933,333	5,933,333
Series B-3 Warrant liabilities
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			15,819,000